United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/14

Date of Reporting Period: Six months ended 02/28/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2014
Share Class	Ticker
Institutional	FEUGX
Service	FASSX

Federated Adjustable Rate Securities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2014, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Government Agency Adjustable Rate Mortgage Securities	42.9%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.4%
Non-Agency Mortgage-Backed Securities	1.0%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities—Net[3]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—42.9%
	Federal Home Loan Mortgage Corporation ARM—15.5%
$3,001,215	2.025%, 7/1/2030	$3,072,706
3,362,644	2.041%, 5/1/2035	3,506,632
12,452,618	2.115%, 7/1/2034	13,004,220
2,634,871	2.130%, 2/1/2035	2,761,132
3,695,262	2.203%, 7/1/2038	3,866,382
25,866	2.232%, 9/1/2020	26,276
133,579	2.250%, 4/1/2035	140,707
357,261	2.258%, 4/1/2027	370,478
6,073,879	2.281%, 11/1/2036	6,401,297
12,292,261	2.371%, 1/1/2038	13,034,467
20,599,390	2.375%, 4/1/2034 - 2/1/2035	21,766,365
2,571,094	2.390%, 2/1/2036	2,735,001
5,197,760	2.422%, 12/1/2034	5,529,117
4,305,791	2.459%, 8/1/2035	4,573,960
3,705,228	2.463%, 11/1/2034	3,941,436
1,438,844	2.480%, 4/1/2036	1,530,571
6,611,328	2.481%, 5/1/2035 - 12/1/2039	7,002,442
7,407,674	2.514%, 7/1/2036	7,874,706
6,475,474	2.521%, 10/1/2033	6,880,140
1,922,013	2.525%, 7/1/2036	2,044,542
4,108,563	2.598%, 4/1/2037	4,370,484
1,338,844	2.640%, 4/1/2038	1,424,196
5,858,882	2.669%, 7/1/2035	6,232,386
	TOTAL	122,089,643
	Federal National Mortgage Association ARM—27.3%
5,335,785	1.330%, 3/1/2044	5,442,000
2,572,752	1.380%, 7/1/2042	2,614,500
2,094,976	1.780%, 9/1/2033	2,164,349
4,153,431	1.810%, 10/1/2033 - 7/1/2036	4,285,225
6,055,969	1.900%, 8/1/2034	6,309,405
3,832,169	1.910%, 10/1/2034	3,994,959
9,978,978	1.930%, 8/1/2034 - 5/1/2039	10,377,060
3,398,605	1.970%, 6/1/2034	3,548,147
1,105,604	2.010%, 5/1/2035	1,151,965
5,231,002	2.030%, 10/1/2037	5,524,132
Semi-Annual Shareholder Report

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$723,465	2.060%, 11/1/2035	$755,523
695,349	2.110%, 5/1/2038	730,232
2,530,908	2.120%, 12/1/2034	2,627,819
49,058	2.170%, 2/1/2020	50,040
903,692	2.210%, 12/1/2034	954,212
102,124	2.220%, 10/1/2033	107,605
2,246,724	2.230%, 5/1/2035	2,360,680
1,542,414	2.240%, 10/1/2035	1,608,165
1,675,317	2.250%, 2/1/2019 - 7/1/2035	1,750,934
1,845,459	2.280%, 1/1/2035	1,945,936
13,468,647	2.290%, 8/1/2039	14,209,638
17,691,776	2.300%, 7/1/2035 - 1/1/2039	18,627,553
844,674	2.310%, 2/1/2036	886,181
258,157	2.320%, 5/1/2018	263,264
13,425,276	2.330%, 5/1/2035 - 12/1/2040	14,190,222
17,531,328	2.340%, 2/1/2033 - 6/1/2035	18,533,638
3,519,615	2.350%, 7/1/2035	3,718,854
2,993,754	2.360%, 1/1/2035	3,151,666
196,184	2.370%, 4/1/2034	207,252
9,595,493	2.380%, 3/1/2039	10,178,045
38,074	2.390%, 10/1/2016	38,382
3,265,705	2.400%, 10/1/2035	3,473,894
2,097,039	2.450%, 6/1/2034	2,223,503
3,013,419	2.470%, 7/1/2035	3,163,717
2,937,221	2.500%, 5/1/2035	3,124,469
4,317,130	2.520%, 7/1/2035	4,592,347
3,788,364	2.560%, 2/1/2042	3,951,239
5,866,836	2.570%, 1/1/2036 - 10/1/2037	6,240,847
4,093,270	2.580%, 12/1/2039	4,354,216
238,622	2.600%, 7/1/2027	251,179
2,063,900	2.690%, 5/1/2036	2,195,473
20,928,097	2.760%, 8/1/2035	22,262,264
2,612,436	2.800%, 12/1/2040	2,736,339
3,206,587	3.040%, 11/1/2040	3,335,252
5,194,909	3.580%, 1/1/2040	5,522,375
1,605,921	3.800%, 7/1/2039	1,680,571
4,106,275	3.960%, 11/1/2039	4,368,050
	TOTAL	215,783,318
Semi-Annual Shareholder Report

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Government National Mortgage Association—0.1%
$1,107,171	1.625%, 1/20/2022 - 10/20/2029	$1,131,900
21,821	2.000%, 1/20/2030	22,923
	TOTAL	1,154,823
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $334,573,807)	339,027,784
	COLLATERALIZED MORTGAGE OBLIGATIONS—47.1%
	Federal Home Loan Mortgage Corporation—17.2%
5,866,772	REMIC 4149 F, 0.405%, 1/15/2033	5,826,670
2,809,003	REMIC 3012 EF, 0.455%, 8/15/2035	2,804,421
2,873,490	REMIC 3236 KF, 0.455%, 11/15/2036	2,861,973
13,043,073	REMIC 3284 BF, 0.455%, 3/15/2037	13,059,616
6,644,050	REMIC 4116 MF, 0.455%, 11/15/2039	6,604,109
18,363,241	REMIC 4132 FE, 0.455%, 12/15/2040	18,251,492
3,209,291	REMIC 3284 AF, 0.465%, 3/15/2037	3,198,856
369,187	REMIC 3001 EA, 0.505%, 3/15/2035	370,284
745,820	REMIC 3155 PF, 0.505%, 5/15/2036	747,500
589,734	REMIC 3174 FL, 0.505%, 6/15/2036	590,887
2,923,109	REMIC 3380 FP, 0.505%, 11/15/2036	2,926,065
788,005	REMIC 3179 FP, 0.535%, 7/15/2036	788,683
1,786,842	REMIC 2819 F, 0.555%, 6/15/2034	1,793,176
650,287	REMIC 3301 MF, 0.555%, 4/15/2037	649,434
6,674,283	REMIC 4226 FA, 0.555%, 7/15/2043	6,641,166
565,028	REMIC 3221 FW, 0.575%, 9/15/2036	566,521
742,891	REMIC 3213 GF, 0.585%, 9/15/2036	745,334
972,742	REMIC 3085 UF, 0.605%, 12/15/2035	977,737
5,648,666	REMIC 3981 FC, 0.605%, 1/15/2038	5,647,143
10,946,939	REMIC 4048 FA, 0.605%, 5/15/2042	10,970,817
7,301,482	REMIC 4089 F, 0.605%, 8/15/2042	7,288,829
2,254,049	REMIC 3156 HF, 0.640%, 8/15/2035	2,266,835
11,273,677	REMIC 3740 FB, 0.655%, 10/15/2040	11,269,577
739,532	REMIC 2475 FD, 0.705%, 6/15/2031	747,968
6,792,284	REMIC 3996 YF, 0.705%, 2/15/2042	6,806,902
683,685	REMIC 2380 FL, 0.755%, 11/15/2031	693,851
1,703,265	REMIC 3593 CF, 0.755%, 2/15/2036	1,725,109
8,670,147	REMIC 3609 FA, 0.815%, 12/15/2039	8,835,683
2,652,649	REMIC 3550 GF, 0.905%, 7/15/2039	2,699,582
2,921,822	REMIC 3556 FA, 1.065%, 7/15/2037	2,986,475
259,449	REMIC 2448 FA, 1.155%, 1/15/2032	264,882
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$274,505	REMIC 2452 FC, 1.155%, 1/15/2032	$280,253
701,915	REMIC 2480 NF, 1.155%, 1/15/2032	717,479
970,967	REMIC 2475 F, 1.155%, 2/15/2032	993,255
715,394	REMIC 2434 FA, 1.155%, 3/15/2032	731,651
224,838	REMIC 2470 EF, 1.155%, 3/15/2032	229,947
221,389	REMIC 2498 AF, 1.155%, 3/15/2032	226,420
904,483	REMIC 2459 FP, 1.155%, 6/15/2032	924,028
	TOTAL	135,710,610
	Federal National Mortgage Association—22.4%
1,298,498	REMIC 2007-16 PF, 0.346%, 3/25/2037	1,290,273
9,749,408	REMIC 2006-W1 2AF1, 0.376%, 2/25/2046	9,652,856
5,804,763	REMIC 2006-49 PF, 0.406%, 4/25/2036	5,797,299
1,547,298	REMIC 2007-20 F, 0.416%, 3/25/2037	1,539,172
3,432,563	REMIC 2005-67 FJ, 0.456%, 8/25/2035	3,426,959
117,051	REMIC 2007-75 EF, 0.456%, 1/25/2036	117,079
697,382	REMIC 2006-11 FB, 0.456%, 3/25/2036	696,326
6,867,449	REMIC 2006-72 TE, 0.456%, 8/25/2036	6,868,732
7,190,164	REMIC 2012-135 FA, 0.456%, 11/25/2039	7,154,475
12,618,693	REMIC 2012-141 PF, 0.456%, 10/25/2041	12,589,355
1,123,424	REMIC 2006-20 PF, 0.476%, 11/25/2030	1,125,047
1,454,485	REMIC 2007-67 FB, 0.476%, 7/25/2037	1,452,474
671,791	REMIC 2005-67 FM, 0.506%, 8/25/2035	672,963
4,373,319	REMIC 2008-52 FD, 0.506%, 6/25/2036	4,379,623
3,183,544	REMIC 2006-65 DF, 0.506%, 7/25/2036	3,185,854
524,453	REMIC 2006-81 FA, 0.506%, 9/25/2036	525,995
8,731,841	REMIC 2012-60 EF, 0.506%, 4/25/2042	8,741,630
9,312,259	REMIC 2012-119 FB, 0.506%, 11/25/2042	9,242,910
1,245,339	REMIC 2006-8 NF, 0.526%, 3/25/2036	1,246,353
495,326	REMIC 2007-15 AF, 0.526%, 3/25/2037	495,367
1,354,926	REMIC 2012-99 FB, 0.536%, 9/25/2042	1,353,075
4,126,798	REMIC 2004-28 PF, 0.556%, 3/25/2034	4,148,869
1,193,957	REMIC 2006-76 QF, 0.556%, 8/25/2036	1,196,980
3,513,151	REMIC 2006-103 FB, 0.556%, 10/25/2036	3,534,818
7,931,979	REMIC 2012-130 DF, 0.556%, 12/25/2042	7,906,458
272,816	REMIC 2001-57 FA, 0.606%, 6/25/2031	273,520
7,912,806	REMIC 2007-71 WF, 0.606%, 7/25/2037	7,947,260
1,112,552	REMIC 2007-88 FY, 0.616%, 9/25/2037	1,115,165
7,738,301	REMIC 2007-88 GF, 0.636%, 9/25/2037	7,753,207
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association—continued
$445,141	REMIC 2002-52 FG, 0.656%, 9/25/2032	$449,922
1,586,678	REMIC 2007-84 FN, 0.656%, 8/25/2037	1,594,348
2,686,365	REMIC 2010-39 EF, 0.676%, 6/25/2037	2,706,032
215,311	REMIC 2002-77 FG, 0.705%, 12/18/2032	217,741
854,244	REMIC 2001-32 FA, 0.706%, 7/25/2031	865,446
1,927,191	REMIC 2007-88 FW, 0.706%, 9/25/2037	1,927,094
16,025,734	REMIC 2011-4 PF, 0.706%, 2/25/2041	16,195,537
500,316	REMIC 2007-102 FA, 0.726%, 11/25/2037	503,268
280,363	REMIC 2001-71 FS, 0.756%, 11/25/2031	284,185
8,128,003	REMIC 2012-14 BF, 0.756%, 3/25/2042	8,158,501
219,003	REMIC 2001-62 FC, 0.806%, 11/25/2031	222,340
449,065	REMIC 2002-8 FA, 0.905%, 3/18/2032	457,332
4,832,947	REMIC 2009-87 FX, 0.906%, 11/25/2039	4,907,104
6,428,229	REMIC 2009-106 FN, 0.906%, 1/25/2040	6,535,276
2,321,518	REMIC 2009-78 UF, 0.926%, 10/25/2039	2,363,979
6,380,930	REMIC 2009-87 HF, 1.006%, 11/25/2039	6,497,585
1,132,811	REMIC 2002-7 FG, 1.056%, 1/25/2032	1,154,079
557,998	REMIC 2002-77 FA, 1.155%, 12/18/2032	570,846
1,725,292	REMIC 2002-58 FG, 1.156%, 8/25/2032	1,765,005
280,360	REMIC 2002-60 FH, 1.156%, 8/25/2032	286,813
2,352,273	REMIC 2008-69 FB, 1.156%, 6/25/2037	2,413,044
1,349,966	REMIC 2008-75 DF, 1.406%, 9/25/2038	1,386,668
299,367	REMIC 1995-17 B, 1.807%, 2/25/2025	302,333
	TOTAL	177,194,572
	Government National Mortgage Association—6.5%
8,679,444	REMIC 2012-H24 FC, 0.568%, 10/20/2062	8,591,704
11,394,802	REMIC 2011-H07 FA, 0.668%, 2/20/2061	11,349,257
11,149,638	REMIC 2013-H15 FA, 0.708%, 6/20/2063	11,119,456
19,860,683	REMIC 2013-H19 FC, 0.768%, 8/19/2063	19,861,537
	TOTAL	50,921,954
	Non-Agency Mortgage-Backed Securities—1.0%
8,031,042	Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	7,592,908
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $371,311,313)	371,420,044
	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.4%
	Agency Commercial Mortgage-Backed Securities—2.4%
9,656,383	FHLMC REMIC KF02 A1, 0.536%, 7/25/2020	9,665,134
Semi-Annual Shareholder Report

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Agency Commercial Mortgage-Backed Securities—continued
$9,000,000	FHLMC REMIC KGRP A, 0.548%, 4/25/2020	$9,009,169
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,656,383)	18,674,303
	MORTGAGE-BACKED SECURITIES—5.5%
	Federal National Mortgage Association—5.5%
22,425,506	3.000%, 8/1/2023 - 4/1/2027	23,514,982
14,230,029	4.000%, 1/1/2026 - 3/1/2026	15,213,334
686,335	4.500%, 4/1/2024	736,148
3,717,284	5.000%, 1/1/2024 - 11/1/2040	4,062,695
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,595,358)	43,527,159
	REPURCHASE AGREEMENT—1.6%
12,420,000	Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 2/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,000,023,333 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,110,316. (AT COST)	12,420,000
	TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $779,556,861)[1]	785,069,290
	OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	4,261,385
	TOTAL NET ASSETS—100%	$789,330,675
1	The cost of investments for federal tax purposes amounts to $779,556,853.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$339,027,784	$—	$339,027,784
Collateralized Mortgage Obligations	—	371,420,044[1]	—	371,420,044
Commercial Mortgage-Backed Securities	—	18,674,303	—	18,674,303
Mortgage-Backed Securities	—	43,527,159	—	43,527,159
Repurchase Agreement	—	12,420,000	—	12,420,000
TOTAL SECURITIES	$—	$785,069,290	$—	$785,069,290
1	Includes $20,000,000 of a collateralized mortgage obligations security transferred from Level 3 to Level 2 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Collateralized Mortgage Obligations
Balance as of September 1, 2013	$20,000,000
(Transfers out of Level 3)	(20,000,000)
Balance as of February 28, 2014	$—
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at February 28, 2014	$—
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$9.78	$9.90	$9.83	$9.84	$9.74	$9.53
Income From Investment Operations:
Net investment income	0.03	0.06	0.09	0.10	0.13	0.25
Net realized and unrealized gain (loss) on investments	(0.01)	(0.12)	0.07	(0.01)	0.10	0.21
TOTAL FROM INVESTMENT OPERATIONS	0.02	(0.06)	0.16	0.09	0.23	0.46
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.09)	(0.10)	(0.13)	(0.25)
Distributions from net realized gain on investments	—	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.03)	(0.06)	(0.09)	(0.10)	(0.13)	(0.25)
Net Asset Value, End of Period	$9.77	$9.78	$9.90	$9.83	$9.84	$9.74
Total Return[3]	0.17%	(0.57)%	1.64%	0.89%	2.35%	4.90%
Ratios to Average Net Assets:
Net expenses	0.64%[4]	0.64%	0.64%	0.64%	0.63%	0.63%
Net investment income	0.56%[4]	0.62%	0.91%	0.98%	1.25%	2.44%
Expense waiver/reimbursement[5]	0.24%[4]	0.22%	0.21%	0.23%	0.27%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$729,137	$806,715	$869,151	$834,688	$878,449	$427,717
Portfolio turnover	6%	30%	35%	38%	41%	36%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	6%	30%	32%	35%	41%	36%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$9.78	$9.90	$9.83	$9.84	$9.74	$9.53
Income From Investment Operations:
Net investment income	0.02	0.04	0.07	0.08	0.10	0.24
Net realized and unrealized gain (loss) on investments	(0.01)	(0.12)	0.07	(0.02)	0.10	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.01	(0.08)	0.14	0.06	0.20	0.44
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.07)	(0.07)	(0.10)	(0.23)
Distributions from net realized gain on investments	—	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.02)	(0.04)	(0.07)	(0.07)	(0.10)	(0.23)
Net Asset Value, End of Period	$9.77	$9.78	$9.90	$9.83	$9.84	$9.74
Total Return[3]	0.05%	(0.80)%	1.40%	0.65%	2.10%	4.64%
Ratios to Average Net Assets:
Net expenses	0.88%[4]	0.88%	0.88%	0.89%	0.88%	0.88%
Net investment income	0.32%[4]	0.38%	0.68%	0.73%	1.04%	2.07%
Expense waiver/reimbursement[5]	0.11%[4]	0.11%	0.10%	0.11%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,194	$72,193	$99,570	$80,917	$116,916	$65,015
Portfolio turnover	6%	30%	35%	38%	41%	36%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	6%	30%	32%	35%	41%	36%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2014 (unaudited)
Assets:
Total investment in securities, at value (identified cost $779,556,861)		$785,069,290
Cash		814
Income receivable		2,422,287
Receivable for shares sold		2,554,714
TOTAL ASSETS		790,047,105
Liabilities:
Payable for shares redeemed	$468,526
Income distribution payable	109,759
Payable to adviser (Note 5)	1,127
Payable for transfer agent fee	39,030
Payable for Directors'/Trustees' fees (Note 5)	215
Payable for shareholder services fee (Note 5)	79,307
Accrued expenses (Note 5)	18,466
TOTAL LIABILITIES		716,430
Net assets for 80,763,508 shares outstanding		$789,330,675
Net Assets Consist of:
Paid-in capital		$785,028,275
Net unrealized appreciation of investments		5,512,429
Accumulated net realized loss on investments		(1,265,852)
Undistributed net investment income		55,823
TOTAL NET ASSETS		$789,330,675
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$729,136,970 ÷ 74,604,882 shares outstanding, no par value, unlimited shares authorized		$9.77
Service Shares:
$60,193,705 ÷ 6,158,626 shares outstanding, no par value, unlimited shares authorized		$9.77
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2014 (unaudited)
Investment Income:
Interest			$4,932,760
Expenses:
Investment adviser fee (Note 5)		$2,466,973
Administrative fee (Note 5)		321,118
Custodian fees		19,829
Transfer agent fee		128,427
Directors'/Trustees' fees (Note 5)		5,307
Auditing fees		13,884
Legal fees		6,016
Portfolio accounting fees		86,047
Shareholder services fee (Note 5)		550,639
Account administration fee (Note 2)		845
Share registration costs		34,166
Printing and postage		25,661
Insurance premiums (Note 5)		2,826
Miscellaneous (Note 5)		11,141
TOTAL EXPENSES		3,672,879
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(469,810)
Reimbursement of shareholder services fee (Note 5)	(472,258)
Reimbursement of account administration fee (Note 2)	(444)
TOTAL WAIVER AND REIMBURSEMENTS		(942,512)
Net expenses			2,730,367
Net investment income			2,202,393
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(249,126)
Net change in unrealized appreciation of investments			(147,740)
Net realized and unrealized loss on investments			(396,866)
Change in net assets resulting from operations			$1,805,527
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2014	Year Ended 8/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,202,393	$5,574,904
Net realized gain (loss) on investments	(249,126)	242,519
Net change in unrealized appreciation/depreciation of investments	(147,740)	(11,027,192)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,805,527	(5,209,769)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,080,301)	(5,223,729)
Service Shares	(104,566)	(353,262)
Distributions from net realized gain on investments
Institutional Shares	—	(322,344)
Service Shares	—	(31,210)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,184,867)	(5,930,545)
Share Transactions:
Proceeds from sale of shares	123,734,264	595,207,744
Net asset value of shares issued to shareholders in payment of distributions declared	1,476,862	3,939,996
Cost of shares redeemed	(214,409,203)	(677,820,661)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(89,198,077)	(78,672,921)
Change in net assets	(89,577,417)	(89,813,235)
Net Assets:
Beginning of period	878,908,092	968,721,327
End of period (including undistributed net investment income of $55,823 and $38,297, respectively)	$789,330,675	$878,908,092
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2014 (unaudited)
1. ORGANIZATION
Federated Adjustable Rate Securities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended February 28, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Institutional Shares	$444	$(444)
Service Shares	401	—
TOTAL	$845	$(444)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2014, the Fund did not have a liability for any uncertain tax positions. The
Semi-Annual Shareholder Report

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,242,496	$119,632,726	55,585,515	$547,416,069
Shares issued to shareholders in payment of distributions declared	140,897	1,377,021	362,579	3,570,891
Shares redeemed	(20,287,475)	(198,238,907)	(61,274,963)	(603,348,060)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,904,082)	$(77,229,160)	(5,326,869)	$(52,361,100)

	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	419,737	$4,101,538	4,849,768	$47,791,675
Shares issued to shareholders in payment of distributions declared	10,216	99,841	37,459	369,105
Shares redeemed	(1,654,604)	(16,170,296)	(7,566,605)	(74,472,601)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,224,651)	$(11,968,917)	(2,679,378)	$(26,311,821)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,128,733)	$(89,198,077)	(8,006,247)	$(78,672,921)
4. FEDERAL TAX INFORMATION
At February 28, 2014, the cost of investments for federal tax purposes was $779,556,853. The net unrealized appreciation of investments for federal tax purposes was $5,512,437. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,900,344 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,387,907.
At August 31, 2013, the Fund had a capital loss carryforward of $178,456 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$175,890	NA	$175,890
2019	$2,566	NA	$2,566
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the Adviser voluntarily waived $469,810 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2014, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$472,258	$(472,258)
Service Shares	78,381	—
TOTAL	$550,639	$(472,258)
For the six months ended February 28, 2014, FSSC received $604 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.64% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.70	$3.18
Service Shares	$1,000	$1,000.50	$4.36
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.62	$3.21
Service Shares	$1,000	$1,020.43	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.64%
Service Shares	0.88%
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Adjustable Rate Securities Fund (the “Trust”) was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 89,796,299.767 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	80,510,005.667	581,671.137
Maureen Lally-Green	80,441,636.242	650,040.562
Thomas M. O'Neill	80,510,005.667	581,671.137
P. Jerome Richey	80,508,749.390	582,927.144
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Evaluation and Approval of Advisory Contract–May 2013
Federated Adjustable Rate Securities Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Semi-Annual Shareholder Report

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Adjustable Rate Securities Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314082108
CUSIP 314082207
8040404 (4/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014